Note 12 - Income Taxes - Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Net operating loss carry-forwards	$ 54,574	$ 48,154
Research and development tax credits	20,387	12,949
Capitalized research and development	18,283	27,892
Sale of future royalties	1,608	1,179
Lease liability	2,068	3,682
Accruals, reserves and other	1,203	1,790
Stock based compensation	6,757	4,886
Total deferred tax assets	104,880	100,532
Valuation allowance	(100,494)	(94,119)
Deferred tax assets net of valuation allowance	4,386	6,413
Intangible assets	(1,755)	(1,999)
Right-of-use assets	(2,631)	(4,309)
Depreciation on property and equipment	0	(105)
Total deferred tax liabilities	(4,386)	(6,413)
Net deferred tax assets	$ 0	$ 0